Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Preference shares [member]	Number of common shares [member]	Stated share capital [member]	Contributed surplus [member]	Total capital [member]	Retained earnings [member]	Retained earnings [member] Preference shares [member]	Retained earnings [member] Number of common shares [member]	Unrecognized gain (loss) on financial instruments [member]	Foreign currency translation adjustments [member]	Total accumulated other comprehensive loss AOCL [member]
Balance at Dec. 31, 2019	$ 9,560			$ 3,576	$ 1,801	$ 5,377	$ 4,965			$ (3)	$ (779)	$ (782)
Statement [LineItems]
Net earnings (loss)	1,122						1,122
Other comprehensive income (loss)	156						63			(5)	98	93
Total comprehensive income (loss)	1,278						1,185			(5)	98	93
Dividends declared		$ (2)	$ (753)					$ (2)	$ (753)
Shares issued under Dividend Reinvestment Plan ("DRIP")	23			23		23
Repurchases of common shares (see note 24)				2		2	(2)
Pre-defined share repurchase plan	(200)			(18)		(18)	(182)
Stock compensation plans	74			136	(62)	74
Balance at Dec. 31, 2020	9,980			3,719	1,739	5,458	5,211			(8)	(681)	(689)
Statement [LineItems]
Net earnings (loss)	5,689						5,689
Other comprehensive income (loss)	48						170			33	(155)	(122)
Total comprehensive income (loss)	5,737						5,859			33	(155)	(122)
Dividends declared		$ (2)	$ (797)					$ (2)	$ (797)
Shares issued under Dividend Reinvestment Plan ("DRIP")	24			24	0	24
Repurchases of common shares (see note 24)	(1,200)			(78)		(78)	(1,122)
Stock compensation plans	92			148	(56)	92
Balance at Dec. 31, 2021	$ 13,834			$ 3,813	$ 1,683	$ 5,496	$ 9,149			$ 25	$ (836)	$ (811)